SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jan. 21, 2022	Mar. 31, 2022	Dec. 31, 2020	Jan. 13, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Temporary equity redemption value		$ 492,136	$ 24,007,837
Class A common stock
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares subject to possible redemption		8,202,277	23,000,000		23,000,000
Related Party Loans
Subsequent Event [Line Items]
Maximum Loans Convertible Into Warrants				$ 1,500,000	$ 1,500,000
Subsequent event | Class A common stock
Subsequent Event [Line Items]
Ordinary shares, par value				$ 0.03
Ordinary shares, shares subject to possible redemption	14,797,723
Temporary equity redemption value	$ 148,079,821
Subsequent event | Related Party Loans
Subsequent Event [Line Items]
Maximum Loans Convertible Into Warrants				$ 1,500,000